Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments
Future minimum lease payments required under noncancelable operating leases, including minimum concession fees charged by airport authorities, which in many locations are recoverable from vehicle rental customers, as of December 31, 2013, are as follows:

Amount
2014	$507
2015	364
2016	288
2017	216
2018	162
Thereafter	719
$2,256

Schedule of Rent Expense
These concession fees, which are included in the Company’s total rent expense, were as follows for the years ended December 31:

	2013	2012	2011
Rent expense (including minimum concession fees)	$622	$600	$535
Contingent concession expense	173	155	104
	795	755	639
Less: sublease rental income	(5)	(5)	(5)
Total	$790	$750	$634